2. REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Framework Tables
Generating units in operation
Generator	Generating unit	Tecnology	Power	Applicable regime

CTG	GUEMTG01	TG	101 MW	Energy Plus Res. N° 1281/06 and SEE Resoluion N° 19/2017 (1)
CTG	GUEMTV11	TV	≤100 MW	SE Resolutions No. 22/2016 and 19/2017
CTG	GUEMTV12	TV	≤100 MW	SE Resolutions No. 22/2016 and 19/2017
CTG	GUEMTV13	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
Piquirenda	PIQIDI 01-10	MG	30 MW	SE Resolution No. 220/2007 (1)
CPB	BBLATV29	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
CPB	BBLATV30	TV	>100 MW	SE Resolutions No. 22/2016 and 19/2017
CT Ing. White	BBLMD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATG01	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG02	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG03	TG	>50 MW	SE Resolutions No. 22/2016 and 19/2017
CTLL	LDLATG04	TG	105 MW	SEE Res. 220/2007 (75%), SEE Res. 22/2016 and 19/2017 (25%)
CTLL	LDLATG05	TG	105 MW	SEE Resolution No. 21/2016 (1)
CTLL	LDLATV01	TV	180 MW	SE Resolution No. 220/2007 (1)
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	SE Resolutions No. 22/2016 and 19/2017
CTGEBA	GEBATG03	TG	164 MW	Energy Plus Res. N° 1281/06
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HIDISA	EL TIGRE	HI	Renewable ≤ 50	SE Resolutions No. 22/2016 and 19/2017
HIDISA	LOS REYUNOS	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HINISA	NIHUIL I	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HINISA	NIHUIL II	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HINISA	NIHUIL III	HI	HI – Small 50<P≤120	SE Resolutions No. 22/2016 and 19/2017 (2)
HPPL	PPL1HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HPPL	PPL2HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
HPPL	PPL3HI	HI	HI – Media 120<P≤300	SE Resolutions No. 22/2016 and 19/2017
Ecoenergía	CERITV01	TV	15 MW	Energy Plus Res. N° 1281/06 (1)
CT Parque Pilar	PILBD01-06	MG	100 MW	SEE Resolution No. 21/2016 (1)

(1) Uncommitted power and energy is remunerated according to Resolution No. 19/2017.

(2) On April 10, 2017, the SEE ordered the recategorization of the units as small scale in line with the provisions of Resolution No. 19/2017. The recategorization represents an increase of 50% in the base remuneration of the power as of said date.

Generating units in construction
Generator	Generating unit	Tecnology	Applicable regime

CTLL	MG	15 MW	SE Resolution No. 19/2017
Greenwind	Wind	100 MW	Renovar
CTGEBA	CC	383 MW	Resolution No. 420/2017

Effects of the credit notes issued
	Res. No. 6 and 41 /2016	Res. ENRE No. 1/2016
Payables for purchase of electricity - CAMMESA	(270)	(1,126)
Purchase of electricity	270	-
Income recognition of Note No. 2016-04484723	-	1,126